Restricted Cash and Short-Term Deposits (Details) $ in Thousands, € in Millions	Sep. 30, 2025 USD ($) guarantee	Sep. 30, 2025 EUR (€) guarantee	Dec. 31, 2024 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	$ 66,411		$ 150,198
Less: Amounts included in current restricted cash and short-term deposits	(38,621)		(75,579)
Non-current restricted cash	27,790		74,619
Performance guarantee | LNG Hrvatska
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	$ 13,127		12,715
Number of performance guarantees | guarantee	2	2
Performance guarantee | LNG Hrvatska | United States of America, Dollars | First performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	$ 10,700
Performance guarantee | LNG Hrvatska | United States of America, Dollars | Second performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	1,300
Performance guarantee | LNG Hrvatska | Euro member countries, Euro | First performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits | €		€ 9.1
VIE debt
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	16,581		17,472
Lease agreements
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	1,082		949
Gimi facility | Performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	35,621		58,107
GoFLNG Hilli facility
Restricted Cash and Cash Equivalent Item [Line Items]
Credit facility available to project partner				$ 400,000
GoFLNG Hilli facility | Performance guarantee
Restricted Cash and Cash Equivalent Item [Line Items]
Total restricted cash and short-term deposits	$ 0		$ 60,955